Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 14,063,107	$ 13,080,813
Less: accumulated depreciation	6,585,363	5,978,336
Property and equipment, net	7,477,744	7,102,477
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,552,700	9,329,585
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,897,846	2,827,808
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	574,006	583,503
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	239,005	212,560
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	46,987	34,886
Inspection Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	94,683	$ 92,471
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 657,880